Earnings per share	9 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three and nine months ended December 31, 2024 and 2025, are as follows:

	For the three months ended December 31,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥(15,445)	¥405
Basic net earnings (losses) per share	¥(124.32)	¥3.00
Diluted net earnings (losses) per share	¥(124.32)	¥2.91
Weighted-average number of shares, basic	124,229,646	135,165,111
Weighted-average number of shares, diluted	124,229,646	139,028,575

	For the nine months ended December 31,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥(14,992)	¥(617)
Basic and diluted net earnings (losses) per share	¥(121.76)	¥(4.66)
Weighted-average number of shares, basic and diluted	123,130,979	132,272,670
Weighted-average number of shares has been recasted to reflect the transaction on December 10, 2024. Basic net earnings (losses) per share are computed by dividing net profit (loss) by the weighted-average number of shares of Ordinary Shares outstanding during each period. It excludes the dilutive effects of any potentially issuable common shares (i.e., warrants, RSUs). Diluted net profit (loss) per share is calculated by including any potentially dilutive share issuances in the denominator. For the three and nine months ended December 31, 2024, the diluted earnings per share is equal to basic earnings per share, as there were no potentially dilutive securities. For the nine months ended December 31, 2025, all potentially dilutive securities were not included in the calculation of diluted losses per share as their effect would be anti-dilutive.